Segment Reporting - Summary of Each Segments' Revenue and Net Income (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
SEGMENT REVENUE	₸ 2,532,156	₸ 1,913,490	₸ 1,270,592
NET INCOME	1,056,834	848,770	588,844
Operating Segments
Disclosure of operating segments [line items]
SEGMENT REVENUE	2,586,381	1,953,068	1,315,552
NET INCOME	1,056,834	848,770	588,844
Operating Segments | Payments
Disclosure of operating segments [line items]
SEGMENT REVENUE	587,097	478,684	333,343
NET INCOME	381,607	308,901	199,489
Operating Segments | Marketplace
Disclosure of operating segments [line items]
SEGMENT REVENUE	732,943	448,223	239,609
NET INCOME	348,400	247,955	152,248
Operating Segments | Fintech
Disclosure of operating segments [line items]
SEGMENT REVENUE	1,281,827	1,026,721	745,023
NET INCOME	326,827	291,914	237,107
Operating Segments | Intergroup
Disclosure of operating segments [line items]
SEGMENT REVENUE	₸ (15,486)	₸ (560)	₸ (2,423)